Assumptions Used to Determine Net Periodic Pension Cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	5.25%	5.50%	5.50%
Increase in future compensation levels
Expected long-term rate of return on plan assets	8.00%	8.00%	8.00%